Trading assets and liabilities - Cash collateral - netted (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2018	Dec. 31, 2017
Cash collateral - netted
Cash collateral paid	SFr 20,216	SFr 23,288
Cash collateral received	13,213	14,996
Cash collateral - not netted
Cash collateral paid	7,057	5,141
Cash collateral received	6,903	8,644
Bank
Cash collateral - netted
Cash collateral paid	20,333	23,587
Cash collateral received	13,213	14,996
Cash collateral - not netted
Cash collateral paid	7,057	5,142
Cash collateral received	SFr 6,903	SFr 8,644